INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic	$ 8,530	$ 8,325	$ 11,553
Foreign - U.S.A	(2,523)	(2,485)	68
Income (loss) before income tax expenses (benefit)	$ 6,007	$ 5,840	$ 11,621